S000064943 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Tax-Managed Real Assets Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.92%	9.13%	7.23%
Performance Inception Date			Jun. 10, 2019
MSCI World Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	13.47%
Performance Inception Date			Jun. 10, 2019
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.99%	5.48%	5.81%
Performance Inception Date			Jun. 10, 2019
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.80%	5.97%	5.98%
Performance Inception Date			Jun. 10, 2019
Class M
Prospectus [Line Items]
Average Annual Return, Percent	14.00%	7.12%	7.15%
Performance Inception Date			Jun. 10, 2019
Class S
Prospectus [Line Items]
Average Annual Return, Percent	13.87%	7.02%	7.04%
Performance Inception Date			Jun. 10, 2019
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	6.22%	6.31%
Performance Inception Date			Jun. 10, 2019
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	5.29%	5.38%
Performance Inception Date			Jun. 10, 2019